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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A
                   REGISTRATION STATEMENT (NO. 2-52698) UNDER
                           THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.     /X/

                      POST-EFFECTIVE AMENDMENT NO. 47 /X/

                                      AND

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940


                              AMENDMENT NO. 49 /X/

                      VANGUARD MONEY MARKET RESERVES, INC.

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                         RAYMOND J. KLAPINSKY, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

              IT IS PROPOSED THAT THIS AMENDMENT BECOME EFFECTIVE:

on October 18, 1995, pursuant to paragraph (b) of Rule 485 of the Securities Act of 1933.


                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  As soon as practicable after this Registration Statement becomes effective.

     REGISTRANT ELECTS TO REGISTER AN INDEFINITE NUMBER OF SHARES PURSUANT TO REGULATION 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. REGISTRANT FILED ITS RULE 24F-2 NOTICE FOR THE PERIOD ENDED NOVEMBER 30, 1994 ON JANUARY 30, 1995.

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                      VANGUARD MONEY MARKET RESERVES, INC.

                             CROSS REFERENCE SHEET

FORM N-1A
ITEM NUMBER                                                    LOCATION IN PROSPECTUS
    Item 1.   Cover Page....................................   Cover Page
    Item 2.   Synopsis......................................   Highlights
    Item 3.   Condensed Financial Information...............   Financial Highlights
    Item 4.   General Description of Registrant.............   Investment Objective; Investment
                                                               Limitations; Investment Policies;
                                                               General Information
    Item 5.   Management of the Fund........................   Directors and Officers; Management of
                                                               the Fund; The Vanguard Group
    Item 6.   Capital Stock and Other Securities............   Opening an Account and Purchasing
                                                               Shares; Selling Your Shares; The
                                                               Share Price of Each Portfolio;
                                                               Dividends and Taxes; General
                                                               Information
    Item 7.   Purchase of Securities Being Offered..........   Cover Page; Opening an Account and
                                                               Purchasing Shares
    Item 8.   Redemption or Repurchase......................   Selling Shares
    Item 9.   Pending Legal Proceedings.....................   Not Applicable

FORM N-1A                                                      LOCATION IN STATEMENT
ITEM NUMBER                                                    OF ADDITIONAL INFORMATION
   Item 10.   Cover Page....................................   Cover Page
   Item 11.   Table of Contents.............................   Cover Page
   Item 12.   General Information and History...............   Investment Objectives and Policies;
                                                               General Information
   Item 13.   Investment Objective and Policies.............   Investment Objectives and Policies;
                                                               Investment Limitations
   Item 14.   Management of the Fund........................   Management of the Fund
   Item 15.   Control Persons and Principal Holders of
              Securities....................................   Management of the Fund
   Item 16.   Investment Advisory and Other Services........   Management of the Fund
   Item 17.   Brokerage Allocation..........................   Not Applicable
   Item 18.   Capital Stock and Other Securities............   Financial Statements
   Item 19.   Purchase, Redemption and Pricing of Securities
              Being Offered.................................   Purchase of Shares; Redemption of
                                                               Shares;
   Item 20.   Tax Status....................................   Appendix
   Item 21.   Underwriters..................................   Not Applicable
   Item 22.   Calculations of Yield Quotations of Money
              Market Fund...................................   Calculation of Yield.
   Item 23.   Financial Statements..........................   Financial Statements

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Parts A and B of the Fund's Registration Statement which were filed on Form
N-1A on August 18, 1995 (Post-Effective Amendment No. 46 under the Securities Act of 1933, File No. 2-52698) are hereby incorporated by reference in their entirety.

                                     PART C
                      VANGUARD MONEY MARKET RESERVES, INC.
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
     (A) FINANCIAL STATEMENTS

     The Registrant's audited financial statements for the year ended November 30, 1994, including Price Waterhouse LLP's report thereon, are incorporated by reference, in the Statement of Additional Information, from the Registrant's 1994 Annual Report to Shareholders which has been filed with the Commission. The Fund's unaudited financial statements for the six months ended May 31, 1995 appearing in the Fund's 1995 Semi-Annual Report to Shareholders, are also incorporated by reference in the Statement of Additional Information. The financial statements included in the Annual Report and Semi-Annual Report are:

      1. Statement of Net Assets as of November 30, 1994 and May 31, 1995
      2. Statement of Operations for the year ended November 30, 1994 and the six months ended May 31, 1995
      3. Statement of Changes in Net Assets for each of the two years in the period ended November 30, 1994 and the six months ended May 31, 1995
      4. Financial Highlights for each of the five years in the period ended November 30, 1994 and the six months ended May 31, 1995
      5. Notes to Financial Statements
      6. Report of Independent Accountants

     (B) EXHIBITS

      1. Articles of Incorporation
      2. By-Laws of Registrant
      3. Not Applicable
      4. Not Applicable
      5. Not Applicable
      6. Not Applicable
      7. Reference is made to the section entitled "Management of the Fund" in the Registrant's Statement of Additional Information
      8. Form of Custody Agreement
      9. Form of Vanguard Service Agreement
     10. Opinion of Counsel

     11. Consent of Independent Accountants*

     12. Financial Statements -- reference is made to (a) above
     13. Not Applicable
     14. Not Applicable
     15. Not Applicable

     16. Schedule for Computation of Performance Quotations


     27. Financial Data Schedule

---------------
 *Filed herewith


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


     Registrant is not controlled by or under common control with any person. The officers of the Registrant, the investment companies in The Vanguard Group of Investment Companies and The Vanguard Group, Inc. are identical. Reference is made to the caption "Management of the Fund" in the Prospectus constituting Part A and in the Statement of Additional Information constituting Part B of this Registration Statement.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

     As of November 30, 1994 the number of shareholders of each portfolio of the Fund was as follows:

    Prime Portfolio................................................................   724,370
    Federal Portfolio..............................................................   110,564
    U.S. Treasury Portfolio........................................................    89,658


     As of October 1, 1995, there were 17 shareholders of the Prime Portfolio's Institutional shares.


ITEM 27. INDEMNIFICATION

     Reference is made to Article XI of Registrant's Articles of Incorporation.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Investment advisory services are provided to the Registrant on an at-cost basis by The Vanguard Group, Inc., a jointly-owned subsidiary of the Registrant and the other Funds in the Group. See the information concerning The Vanguard Group set forth in Parts A and B.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) None

     (b) Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The books, accounts and other documents required by Section 31(a) under the Investment Company
Act and the rules promulgated thereunder will be maintained in the physical possession of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc. c/o The Vanguard Financial Center, Valley Forge, Pennsylvania 19482; and the Registrant's Custodian, CoreStates Bank, N.A., Philadelphia, Pa.

ITEM 31. MANAGEMENT SERVICES

     Other than the Amended and Restated Funds' Service Agreement with The Vanguard Group, Inc. which was previously filed as Exhibit 9(c) and described in Part B hereof under "Management of the Fund;" the Registrant is not a party of any management-related service contract.

ITEM 32. UNDERTAKINGS

     Annual meetings of shareholders will not be held except as required by the Investment Company Act of 1940 ("1940 Act") or other applicable law. Registrant undertakes to comply with the provisions of Section 16(c) of the 1940 Act in regard to shareholders' rights to call a meeting of shareholders for the purpose of voting on the removal of Directors and to assist in shareholder communications in such matters, to the extent required by law.

     Registrant hereby undertakes to provide an Annual Report to Shareholders or prospective investors, free of charge, upon request.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 18th day of October, 1995.


VANGUARD MONEY MARKET RESERVES, INC.

BY: (Raymond J. Klapinsky)
    John C. Bogle*, Chairman and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

BY: (Raymond J. Klapinsky)
    John C. Bogle*, Chairman of the Board, Director,
    and Chief Executive Officer

    October 18, 1995


BY: (Raymond J. Klapinsky)
    John J. Brennan*, Director and President

    October 18, 1995


BY: (Raymond J. Klapinsky)
    Robert E. Cawthorn*, Director

    October 18, 1995


BY: (Raymond J. Klapinsky)
    Barbara B. Hauptfuhrer*, Director

    October 18, 1995


BY: (Raymond J. Klapinsky)
    Bruce K. MacLaury, Director

    October 18, 1995


BY: (Raymond J. Klapinsky)
    Burton G. Malkiel*, Director

    October 18, 1995


BY: (Raymond J. Klapinsky)
    John C. Sawhill*, Director

    October 18, 1995


BY: (Raymond J. Klapinsky)
    James O. Welch, Jr.*, Director

    October 18, 1995


BY: (Raymond J. Klapinsky)
    J. Lawrence Wilson*, Director

    October 18, 1995


BY: (Raymond J. Klapinsky)
    Richard F. Hyland*, Treasurer and Principal
    Financial Officer and Accounting Officer

    October 18, 1995


*By Power of Attorney. See File Number 2-14336, January 23, 1990. Incorporated by Reference.

                               INDEX TO EXHIBITS


Consent of Independent Accountants...................................................  EX-99.B11